ENTITIES IN THE GROUP (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Entities [Line Items]
Profit and loss from continuing operations		$ (34,779)		$ 2,407	$ (142,491)
Other comprehensive income	[1]	(7,419)	[2]	7,279	(1,250)
Total comprehensive income		$ (42,198)		$ 9,686	$ (143,741)
Long Range 2 A/S
Disclosure Of Entities [Line Items]
Country		Denmark
% Control		50.00%
Profit and loss from continuing operations		$ 0
Other comprehensive income		0
Total comprehensive income		$ 0
LR2 Management K/S
Disclosure Of Entities [Line Items]
Country		Denmark
% Control		50.00%
Profit and loss from continuing operations		$ 0
Other comprehensive income		0
Total comprehensive income		$ 0
Marine Exhaust Technology Ltd.
Disclosure Of Entities [Line Items]
Country		Hong Kong
% Control		28.00%
Profit and loss from continuing operations		$ 0
Other comprehensive income		0
Total comprehensive income		$ 0

[1]	No income tax was incurred relating to other comprehensive income/(loss) items.
[2]	Please refer to "Consolidated Statement of Comprehensive Income".